DEBT (Details - Loans payable) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Loans payable, current	$ 571,458	$ 571,530
Loans payable, non-current	291,967	291,967
RI Line Of Credit [Member]
Debt Instrument [Line Items]
Loans payable, current	153,358	153,358
RI Short Term Loans [Member]
Debt Instrument [Line Items]
Loans payable, current	46,544	46,544
WS Line Of Credit [Member]
Debt Instrument [Line Items]
Loans payable, current	218,616	218,616
WS Short Term Loans [Member]
Debt Instrument [Line Items]
Loans payable, current	151,970	151,970
Optilan Communication Security Ltd Short Term Loan [Member]
Debt Instrument [Line Items]
Loans payable, current	970	1,042
RI SBA EIDL [Member]
Debt Instrument [Line Items]
Loans payable, non-current	102,597	102,597
RI Long Term Loans [Member]
Debt Instrument [Line Items]
Loans payable, non-current	65,532	63,532
W S S B A E I D L [Member]
Debt Instrument [Line Items]
Loans payable, non-current	26,307	26,307
WS Long Term Loans [Member]
Debt Instrument [Line Items]
Loans payable, non-current	$ 97,532	$ 97,532